Investments - Investment Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Investment Income [Line Items]
Net investment income	$ 402,071	$ 410,864	$ 449,784
Trading securities | Fixed maturities
Net Investment Income [Line Items]
Net investment income	382,676	395,831	425,541
Trading securities | Short-term investments and cash and cash equivalents
Net Investment Income [Line Items]
Net investment income	5,363	1,915	854
Trading securities | Equities
Net Investment Income [Line Items]
Net investment income	(12)	4,382	30,739
Trading securities | Funds Held And Other
Net Investment Income [Line Items]
Net investment income	29,068	34,161	27,406
Trading securities | Funds Held - Directly Managed
Net Investment Income [Line Items]
Net investment income	7,742	9,993	11,676
Trading securities | Investment Expenses
Net Investment Income [Line Items]
Net investment income	$ (22,766)	$ (35,418)	$ (46,432)